SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.  SUBSEQUENT EVENTS

Completion of 7% Redeemable Noncontrolling Interest in Arbitration related to TMG

In connection with the Group’s acquisition of a 93% equity interest in TMG in 2017, the Company  entered into a shareholders’ agreement with Helmet Limited, or Helmet, which owns the remaining 7% equity interest (post-acquisition) in TMG. On April 10, 2020, the Company reached a settlement agreement to purchase the 7%  equity interest in TMG held by Helmet at a final redemption price of EUR1,900 and the final redemption price was fully paid on April 20, 2020.

Resumption of Operations in Sweden

TMG has temporarily suspended its operations in Sweden as it did not complete the renewal of its e-Gaming license before it expired. The Company promptly issued a Current Report on Form 6-K dated January 13, 2020 regarding this situation, and provided an update through another Current Report on Form 6-K dated February 20, 2020. After submitting all the application materials and maintaining close communication with Sweden’s e-Gaming regulatory authority, TMG completed the renewal process and resumed its operations in Sweden in September 2020. The Company’s revenues for the fiscal year of 2020 are expected to be, materially and adversely impacted by the temporary suspension of TMG’s operations in Sweden. Revenue generated by TMG accounted for approximately 89.7% of the Company’s total net revenues during the fiscal year ended December 31, 2019, of which approximately 61.3% was generated from Sweden.

Stockholder Class Action

On February 13, 2020, a securities class action lawsuit was filed against 500.com Limited and certain of the Group’s current and former officers (collectively, “Defendants”) in the United States District Court for the Eastern District of New York. The complaint alleges, among other things, that the Group made materially misleading statements and omissions regarding its compliance with applicable anti-corruption laws and regulations. The Group believe it has meritorious defenses to each of the claims in this lawsuit and is prepared to vigorously defend against its allegations. There can be no assurance, however, that the Group will be successful. As of the date of this annual report, this lawsuit is in its preliminary stages; at present, the Group cannot reasonably assess the likelihood of any unfavorable outcome, nor can it reasonably estimates the amount, or range, of potential losses, if any, related to the lawsuit. Accordingly, the Group has not recorded any liabilities in respect of this lawsuit as of December 31, 2019.

On January 15, 2020, a securities class action lawsuit, making allegations virtually identical with the abovementioned lawsuit filed on February 13, 2020, was filed in the United States District Court for the District of New Jersey. On March 23, 2020, the plaintiff noticed his voluntary dismissal of this case, and on April 8, 2020, the clerk of the Court was ordered to close the case file. As such, this case is now terminated.

The Outbreak of COVID-19

In January 2020, the World Health Organization ("WHO") declared a global public health emergency as the novel coronavirus outbreak; later known as the COVID-19 pandemic, which has continued to spread beyond China. The headquarter of the Company is located in Shenzhen, China. Following the outbreak of COVID-19, the PRC government introduced temporary travel restrictions and mandatory quarantines aimed at preventing the spread of COVID-19 within China. While some of these restrictions and quarantines have been relaxed in certain areas, the Company has taken pro-active measures to help protect its employees by implementing self-quarantine measures of at least 14 days for employees that have traveled from other regions within China before they are allowed to report to the Company's offices.

In the short term, the COVID-19 pandemic has created uncertainties and risks. With resume of work within China, based on the current situation, the Company does not expect a significant impact on the Company’s operations and financial results in the long run. The extent to which COVID-19 impacts the Company’s results of operations will depend on future development of the circumstances, which is highly uncertain and cannot be predicted with confidence at this time.

Restricted Stock Units Incentive Plan

On June 26, 2020, the Compensation Committee of the Board of Directors of the Company reached an agreement to issue the number of Class A ordinary shares of 12,977,740 to grant to the employees of the Company. For those rewards, 6,488,870 options were vested on July 1, 2020, and 6,488,870 options were vested on December 1, 2020.